Goodwill and Identifiable Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Balance	$ 706,823	$ 706,823	$ 1,128,517
Goodwill related to Aldagen acquisition	616,826
Change in 2011		0
Adjustment as a result of immaterial measurement period change	(195,132)
Balance	$ 1,128,517	$ 706,823	$ 1,128,517